Mineral Properties and Deferred Exploration (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		$ 2,482
Ending balance		43,870	$ 2,482
Net book value		43,870	2,482
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance		40,563
Net book value		40,563
Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,939
Ending balance		2,711	1,939
Net book value		2,711	1,939
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		481
Ending balance		517	481
Net book value		517	481
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		62
Ending balance		79	62
Net book value		79	62
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,315	4,038
Additions		906	1,059
Disposals			(782)
Transfer from E&E assets		40,563
Ending balance		45,784	4,315
Net book value		45,784	4,315
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Disposals
Transfer from E&E assets		40,563
Ending balance		40,563
Net book value		40,563
Gross carrying amount [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,279	2,657
Additions		802	622
Disposals
Transfer from E&E assets
Ending balance		4,081	3,279
Net book value		4,081	3,279
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		954	1,220
Additions		85	437
Disposals			(703)
Transfer from E&E assets
Ending balance		1,039	954
Net book value		1,039	954
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		82	161
Additions		19
Disposals			(79)
Transfer from E&E assets
Ending balance		101	82
Net book value		101	82
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,833	2,300
Disposals	[1]		(753)
Ending balance		1,914	1,833
Depreciation, property, plant and equipment		81	286
Net book value		1,914	1,833
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Disposals	[1]
Ending balance
Depreciation, property, plant and equipment
Net book value
Accumulated depreciation and amortisation [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,340	1,212
Disposals	[1]
Ending balance		1,370	1,340
Depreciation, property, plant and equipment		30	128
Net book value		1,370	1,340
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		473	1,015
Disposals	[1]		(686)
Ending balance		522	473
Depreciation, property, plant and equipment		49	144
Net book value		522	473
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		20	73
Disposals	[1]		(67)
Ending balance		22	20
Depreciation, property, plant and equipment		2	14
Net book value		$ 22	$ 20

[1]	Total represents weighted average.